As filed with the Securities and Exchange Commission on July 16, 2015

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 240	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT	☒
COMPANY ACT OF 1940

Amendment No. 242	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (August 14, 2015) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 240 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 70, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 240 is filed solely for the purpose of designating August 14, 2015 as the new effective date of Post-Effective Amendment No. 70, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 76 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 82 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 88 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 99 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 106 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 112 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 126 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 138 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 149 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 160 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 170 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 180 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 190 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 200 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 210 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 220 to the Trust’s Registration Statement, as filed May 21, 2015, and Post-Effective Amendment No. 230 to the Trust’s Registration Statement, as filed June 18, 2015. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 240 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 16th day of July, 2015.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	July 16, 2015

Douglas M. Hodge*	Trustee	July 16, 2015

George E. Borst****	Trustee	July 16, 2015

E. Philip Cannon*	Trustee	July 16, 2015

Jennifer H. Dunbar****	Trustee	July 16, 2015

J. Michael Hagan*	Trustee	July 16, 2015

Gary F. Kennedy****	Trustee	July 16, 2015

Peter B. McCarthy****	Trustee	July 16, 2015

Ronald C. Parker*	Trustee	July 16, 2015

Peter G. Strelow***	President (Principal Executive Officer)	July 16, 2015
Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	July 16, 2015

*, **, ***, ****By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.